[1997 ANNUAL REPORT ADVISORY PORTFOLIOS LOGO]

                                                                [MAS FUNDS LOGO]

[MAS FUNDS LOGO]

We are pleased to present the Annual Report for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios of MAS Funds as of September 30, 1997.

TABLE OF CONTENTS
Portfolio Overview and Statement of Net Assets

   Advisory Foreign Fixed Income
      Portfolio.............................     1
   Advisory Mortgage Portfolio..............     5
Statement of Operations.....................    16
Statement of Changes in Net Assets..........    17
Financial Highlights........................    18
Notes to Financial Statements...............    20
Report of Independent Accountants...........    26

THIS ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                              PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

                    ADVISORY FOREIGN FIXED INCOME PORTFOLIO

                                       --

Miller Anderson & Sherrerd manages the Advisory Foreign Fixed Income Portfolio as a vehicle for opportunistic foreign bond investments. The portfolio is available only to private advisory clients of MAS or Morgan Stanley Asset Management. By using the Portfolio instead of holding foreign fixed-income securities directly, these clients may be able to benefit from some or all of the following: (1) better diversification through ownership of a smaller share of a larger number of holdings; (2) potentially enhanced performance resulting from the ability to manage the foreign position on a broader scale; (3) simplification of accounting as clients need only account for mutual fund shares as opposed to individual securities, some of which are subject to withholding taxes, fees, or other special treatment; (4) economies of scale in custodial fees associated with holding foreign securities.

The Portfolio is actively managed by Miller Anderson & Sherrerd's global fixed-income team, which makes strategic decisions about non-U.S. bond exposures for client portfolios. All securities in the Portfolio have a credit quality rating of A or better and derivatives may be used to represent country investments or otherwise pursue portfolio strategy.

The Portfolio seeks to buy those foreign securities that will outperform U.S. securities with the same duration. Interest-rate risk is not explicitly managed in the Portfolio. Overall interest-rate risk is instead managed at the level of the client's entire portfolio, of which the Advisory Foreign Fixed Income Portfolio is only a part. If long-maturity foreign securities are more attractive than long-maturity U.S. securities, the Portfolio will tend to have a long maturity. Conversely, the Portfolio will tend to have a short maturity if the best foreign values, relative to U.S. alternatives, are concentrated in the front end of the yield curve.

Investments in the Portfolio reflect careful comparisons of relative interest rates, yield curve slopes, and currency values. Historically, it has been attractive to invest in those countries when a country offers higher real interest rates than those available in other countries. In selecting investments, however, MAS separates the currency decision from the country decision and the Portfolio will hedge exposures to those foreign currencies that are judged to be overvalued and likely to depreciate.

During the past year, the Portfolio benefited from its investments in Canadian and European bonds as interest-rate movements for these countries were more favorable than for bonds in the United States. In addition, the decision to hedge exposure to European currencies protected the Portfolio from the depreciation of these currencies versus the U.S. dollar over the course of the year.

PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

The Advisory Foreign Fixed Income Portfolio is managed as a component of a diversified portfolio and investment results from the Portfolio should not be analyzed on a stand-alone basis. Results are presented in this report to comply with Securities and Exchange Commission requirements for shareholder reporting.--

The Portfolio is available only to private advisory clients of Miller Anderson & Sherrerd and Morgan Stanley Asset Management.

                                ADVISORY FOREIGN
                    Growth of a $1 Million Dollar Investment
                                Since Inception

  Measurement
     Period
  (Fiscal Year       MAS
    Covered)       Advisory   Salomon
                   Foreign     Broad
Oct-94               1000       1000     10/7/94
Dec-94               1017       1007     12/31/94
Mar-95               1037       1058     3/31/95
Jun-95               1083       1123     6/30/95
Sep-95               1121       1144     9/30/95
Dec-95               1195       1194     12/31/95
Mar-96               1200       1173     3/31/96
Jun-96               1235       1179     6/30/96
Sep-96               1306       1201     9/30/96
Dec-96               1374       1237     12/31/96
Mar-97               1384       1231     3/31/97
Jun-97               1448       1275     6/30/97
Sep-97               1490       1318     9/30/97

                           AVERAGE ANNUAL RETURNS
                               ENDED 9/30/97*

                                             MAS ADVISORY       SALOMON BROAD
                                               FOREIGN              INDEX
    --------------------------------------------------------------------------------------
    One Year                                    14.08%              9.72%
    Since Inception                             14.31%              9.69%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

   The Advisor has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep total annual operating expenses for the Advisory Foreign Fixed Income Portfolio from exceeding 0.15% of average daily net assets. Returns presented include the effects of these waivers and reimbursements. If such waivers and reimbursements had not been made, the actual returns would have been lower.

   * The Advisory Foreign Fixed Income Portfolio commenced operations on 10/7/94. All returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY FOREIGN FIXED
INCOME PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (45.2%)

------------------------------------------------------
                         !!RATINGS     FACE
                         (STANDARD    AMOUNT    VALUE
SEPTEMBER 30, 1997       & POOR'S)    (000)     (000)!
------------------------------------------------------
BRITISH POUND (3.9%)
United Kingdom Treasury
  Bill
   8.50%, 7/16/07        AAA    GBP    2,000  $  3,684
------------------------------------------------------
DANISH KRONE (12.7%)
Kingdom of Denmark
   8.00%, 3/15/06        AA+    DKK   70,400    11,966
------------------------------------------------------
FRENCH FRANC (2.1%)
+ Government of France
  O.A.T.
   7.50%, 4/25/05        Aaa    FRF   10,000     1,922
------------------------------------------------------
GERMAN MARK (18.9%)
(dd) Government of Germany
   7.375%, 1/3/05        AAA    DEM   27,900    17,736
------------------------------------------------------
NETHERLANDS GUILDER (3.9%)
Netherlands Government
   6.00%, 1/15/06        AAA    NLG    7,000     3,655
------------------------------------------------------
SPANISH PESETA (3.7%)
+ Spanish Government
   11.30%, 1/15/02       Aa2    ESP  425,000     3,498
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $41,931)    42,461
------------------------------------------------------
CASH EQUIVALENTS (52.6%)
------------------------------------------------------
COMMERCIAL PAPER (30.3%)
Asset Securitization Corp.
   5.55%, 10/27/97                    $2,000     1,992
Atlantic Asset Securitization
  Corp.
   5.60%, 10/16/97                     2,000     1,995
Cargill Financial Services
   5.52%, 10/20/97                     2,000     1,994
Dow Jones & Co., Inc.
   5.52%, 10/14/97                     2,000     1,996
Daimler-Benz AG
   5.57%, 10/7/97                      2,000     1,998
Ford Motor Credit Corp.
   5.54%, 10/7/97                      2,000     1,998
General Electric Capital Corp.
   5.53%, 10/14/97                     2,035     2,031
Metlife Funding, Inc.
   5.50%, 10/29/97                     2,000     1,991
National Rural Utilities
  Cooperative Finance Corp.
   5.52%, 10/23/97                    $2,200  $  2,193
Transamerica Financial Corp.
   5.51%, 10/30/97                     2,000     1,991
Toys 'R' Us, Inc.
   5.50%, 10/27/97                     2,000     1,992
UBS Finance Inc.
   5.58%, 10/6/97                      2,300     2,298
USAA Capital Corp.
   5.53%, 10/9/97                      2,000     1,998
Xerox Credit Corp.
   5.55%, 10/9/97                      2,000     1,998
------------------------------------------------------
GROUP TOTAL                                     28,465
------------------------------------------------------
DISCOUNT NOTES (8.1%)
Federal Home Loan Mortgage
  Corporation
   10/3/97                             4,000     3,999
Federal National Mortgage
  Association
   10/17/97                            3,600     3,591
------------------------------------------------------
GROUP TOTAL                                      7,590
------------------------------------------------------
REPURCHASE AGREEMENTS (14.2%)
Chase Securities, Inc. 5.90%,
  dated 9/30/97, due 10/1/97,
  to be repurchased at $4,454,
  collateralized by various
  U.S. Government Obligations,
  due 10/1/97-1/29/99, valued
  at $4,495                            4,454     4,454
Goldman Sachs & Co. 6.15%,
  dated 9/30/97, due 10/1/97,
  to be repurchased at $4,454,
  collateralized by U.S.
  Treasury Bonds, 8.00%, due
  11/15/21, valued at $4,545           4,453     4,453
Merrill Lynch & Co., Inc.
  5.90%, dated 9/30/97, due
  10/1/97, to be repurchased
  at $4,454, collateralized by
  U.S. Treasury Notes, 7.50%,
  due 10/31/99, valued at
  $4,544                               4,453     4,453
------------------------------------------------------
GROUP TOTAL                                     13,360
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $49,415)           49,415
------------------------------------------------------
FOREIGN CURRENCY (0.0%)
------------------------------------------------------
Swedish Krona (Cost $1)         SEK        8         1
------------------------------------------------------
TOTAL INVESTMENTS (97.8%) (Cost $91,347)        91,877
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                ADVISORY FOREIGN FIXED
                   INCOME PORTFOLIO
                                                 VALUE
(CONT'D)                                        (000)!
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.2%)
Cash                                          $      1
Foreign Currency Held as Collateral on
  Futures Contracts (Cost $290)                    290
Interest Receivable                              1,806
Receivable for Withholding Tax Reclaim              12
Receivable for Fund Shares Sold                    150
Unrealized Gain on Futures Contracts               541
Other Assets                                        10
Payable for Investment Advisory Fees                (1)
Payable for Administrative Fees                     (6)
Payable for Trustees' Deferred Compensation
  Plan-Note E                                      (10)
Unrealized Loss on Forward Foreign Currency
  Contracts                                       (673)
Other Liabilities                                  (58)
                                                 2,062
------------------------------------------------------
NET ASSETS (100%)                             $ 93,939
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 9,102,257 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                $ 93,939
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  10.32
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                               $ 76,761
Undistributed Net Investment Income (Loss)      17,555
Undistributed Realized Net Gain (Loss)            (812)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                            530
  Foreign Currency Transactions                   (636)
  Futures                                          541
------------------------------------------------------
NET ASSETS                                    $ 93,939
------------------------------------------------------
!    See Note A1 to Financial Statements.
!!   Ratings are unaudited.
(dd) A portion of these securities was pledged to cover
      margin requirements for futures contracts.
+    Moody's Investor Service, Inc. rating. Security is
      not rated by Standard & Poor's Corporation.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                              PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

                          ADVISORY MORTGAGE PORTFOLIO

                                       --

Miller Anderson & Sherrerd manages the Advisory Mortgage Portfolio as a vehicle for mortgage investing. The portfolio is available only to private advisory clients of MAS or Morgan Stanley Asset Management. By using the Portfolio instead of holding mortgages directly, these clients may be able to benefit from some or all of the following: (1) better diversification through ownership of a smaller share of a larger number of holdings; (2) potentially enhanced performance resulting from the ability to manage the mortgage position on a broader scale; (3) simplification of accounting as clients need only account for mutual fund shares as opposed to individual mortgage securities, some of which have unusual payment characteristics; (4) economies of scale in custodial fees associated with the frequent pay-downs of mortgage securities.

The Portfolio invests in a full range of mortgage securities, collateralized mortgage obligations (CMOs), asset-backed securities, U.S. Government, and other fixed-income securities. Derivatives may be used to pursue portfolio strategy. The Portfolio is actively managed by Miller Anderson & Sherrerd's fixed-income team, which makes strategic decisions about its structure and composition. The team seeks to achieve above-market returns by purchasing attractively-priced securities and by carefully managing the amount of prepayment risk, or call risk, within the Portfolio. Most mortgages contain an option to prepay the principal amount prior to maturity. These securities have higher yields as a result, and MAS calculates whether the additional yield is sufficient to compensate for the prepayment risk. The sensitivity of the Portfolio to mortgage prepayments is increased when yields, adjusted for probable prepayments, are attractive.

At the beginning of fiscal 1997, the Portfolio's prepayment sensitivity was approximately equal to that of its benchmark, the Lehman Mortgage Index. As spreads on fixed-rate current-coupon mortgages tightened, the Portfolio's position in these securities was gradually eliminated and replaced by a position in older, more seasoned fixed-rate mortgage securities. These securities exhibit a more stable prepayment profile. Opportunistically-selected mortgage securities which significantly benefit from an increase in prepayments were purchased as their spreads became attractive relative to their risk and their ability to lower the overall prepayment exposure of the Portfolio. Currently, the Portfolio has a sensitivity to prepayment risk which is approximately three-quarters that of its benchmark.

PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

The Advisory Mortgage Portfolio is managed as a component of a diversified portfolio and investment results from the Portfolio should not be analyzed on a stand-alone basis. Results are presented in this report to comply with Securities and Exchange Commission requirements for shareholder reporting. --

The Portfolio is available only to private advisory clients of Miller Anderson & Sherrerd and Morgan Stanley Asset Management.

ADVISORY MORTGAGE
Growth of a $1 Million Dollar Investment Since Inception

  Measurement
     Period
  (Fiscal Year       MAS
    Covered)       Advisory    Lehman
                   Mortgage   Mortgage
Apr-95               1000       1000     4/12/95
Jun-95               1034       1042     6/30/95
Sep-95               1060       1064     9/30/95
Dec-95               1096       1099     12/31/95
Mar-96               1095       1094     3/31/96
Jun-96               1104       1103     6/30/96
Sep-96               1130       1126     9/30/96
Dec-96               1167       1158     12/31/96
Mar-97               1168       1160     3/31/97
Jun-97               1212       1203     6/30/97
Sep-97               1254       1239     9/30/97


                           AVERAGE ANNUAL RETURNS
                               ENDED 9/30/97*

                                           MAS ADVISORY       LEHMAN MORTGAGE
                                             MORTGAGE              INDEX
    ----------------------------------------------------------------------------
    One Year                                11.03%              10.04%
    Since Inception                          9.63%              9.06%

   MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

   The Advisor has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep total annual operating expenses for the Advisory Mortgage Portfolio from exceeding 0.08% of average daily net assets. Returns presented include the effects of these waivers and reimbursements. If such waivers and reimbursements had not been made, the actual returns would have been lower.

   * The Advisory Mortgage Portfolio commenced operations on 4/12/95. All returns are compared to the Lehman Mortgage Index, an unmanaged market index.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (95.6%)

--------------------------------------------------------
SEPTEMBER 30, 1997        RATINGS    FACE
                         (STANDARD  AMOUNT       VALUE
                         & POOR'S)   (000)       (000)
--------------------------------------------------------
ADJUSTABLE RATE MORTGAGES (16.7%)
## Government National Mortgage
  Association II
  Various Pools:
   6.00%,
     7/20/27-9/20/27      Agy    $   209,200  $  210,769
   6.50%, 1/20/28         Agy         37,000      37,613
  October TBA
   6.00%, 6/20/27         Agy          7,350       7,396
  November TBA
   6.00%, 11/20/27        Agy        254,600     256,112
--------------------------------------------------------
GROUP TOTAL                                      511,890
--------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (28.4%)
Federal Home Loan
  Mortgage Corporation
  Conventional Pools:
   6.00%, 1/1/01          Agy              3           2
   6.50%, 3/1/02          Agy              5           5
   6.75%, 12/1/05         Agy            157         158
   8.00%, 3/1/07-9/1/08   Agy            564         583
   8.25%, 11/1/07-7/1/08  Agy            201         212
   10.00%,
     2/1/09-11/1/20       Agy         10,600      11,567
   10.25%, 1/1/09-9/1/16  Agy            217         240
   10.50%,
     7/1/09-12/1/20       Agy          9,606      10,720
   11.00%, 2/1/10-9/1/20  Agy          7,866       8,821
   11.25%,
     6/1/10-12/1/15       Agy            115         130
   11.50%, 1/1/07-9/1/19  Agy          4,447       5,037
   12.00%,
     10/1/09-8/1/15       Agy          1,148       1,328
   12.50%,
     10/1/09-6/1/15       Agy            434         510
   13.00%, 9/1/13         Agy             26          30
   13.50%, 2/1/10         Agy             32          37
  Gold Pools:
   7.00%, 9/1/23-6/1/25   Agy         90,020      90,154
   7.50%, 11/1/22-7/1/26  Agy          3,466       3,538
   9.50%,
     11/1/16-12/1/22      Agy         25,154      27,399
   10.00%, 2/1/19-4/1/25  Agy          2,581       2,853
   10.50%, 6/1/11-3/1/21  Agy          1,100       1,223
   11.00%, 5/1/12         Agy             20          23
   11.50%,
     8/1/15-10/1/19       Agy            221         254
   12.00%, 8/1/14-6/1/20  Agy          6,875       7,877
Federal National
  Mortgage Association
  Conventional Pools:
   6.50%, 2/1/26          Agy          4,681       4,564
   7.00%, 3/1/14-3/1/27   Agy        113,117     112,770
   7.50%, 6/1/24          Agy            216         220
   9.50%, 7/1/16-7/1/17   Agy          3,934       4,276
   10.00%, 3/1/06-4/1/27  Agy         39,142      42,898
   10.50%, 5/1/11-4/1/22  Agy         12,648      14,170
   10.75%,
     10/1/11-6/1/13       Agy            221         249
   11.00%,
     5/1/11-11/1/20       Agy          7,269       8,195
   11.25%, 1/1/11-1/1/16  Agy            332         372
   11.50%, 2/1/11-9/1/25  Agy          1,289       1,469
   12.00%, 1/1/13-2/1/18  Agy            514         590
   12.50%, 9/1/09-9/1/15  Agy          5,437       6,344
Government National Mortgage
  Association
  Various Pools:
   7.00%,
     12/15/22-6/15/24     Agy    $   283,820  $  284,758
   7.50%,
     7/15/23-6/15/26      Agy          3,112       3,170
   10.00%,
   11/15/09-12/25/26      Agy         86,009      95,314
   10.50%,
   10/15/00-8/15/26       Agy         62,394      70,206
   11.00%,
   12/15/99-8/15/27       Agy         39,696      45,288
   11.50%,
   12/15/09-8/15/18       Agy          2,835       3,250
   12.00%,
   11/15/12-2/15/15       Agy            593         689
   12.50%,
   11/15/10-7/15/15       Agy            567         658
   13.00%,
   2/15/11-9/15/14        Agy            331         386
   13.50%,
   5/15/10-9/15/14        Agy            220         256
--------------------------------------------------------
GROUP TOTAL                                      872,793
--------------------------------------------------------
ASSET BACKED CORPORATES (0.1%)
Old Stone Credit Corp,
  Series 92-3 B1
   6.35%, 9/25/07         AAA            298         295
Security Pacific Home
  Equity Trust, Series
  91-AB
   10.50%, 3/10/06        A+           1,304       1,306
--------------------------------------------------------
GROUP TOTAL                                        1,601
--------------------------------------------------------
ASSET BACKED MORTGAGES (1.2%)
AFC Home Equity Loan Trust,
  Series:
  96-2 CL 1A6 SEQ
   8.30%, 8/25/27         AAA            525         553
  96-3 1A6
   8.07%, 2/25/27         AAA            875         913
  96-4 1A6
   7.22%, 3/25/28         AAA            750         757
Advanta Mortgage Loan Trust,
  Series 96-2 A5
   8.08%, 6/25/27         AAA          3,586       3,729
Cityscape Home Equity
  Loan Trust,
  Series:
  96-2 A5
   8.10%, 8/25/26         AAA          7,500       7,866
  96-3 A8
   7.65%, 8/25/26         AAA          9,650       9,869
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-3 A7
   8.04%, 9/15/27         AAA            250         262
  96-3 A9 IO
   1.30%, 9/15/27         AAA        192,826       6,398
  96-3 10 IO
   0.90%, 9/15/27         AAA         62,333       1,514
  (+) 96-3 A3 YMA
   9/15/27                N/R        263,405         492

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                   ADVISORY MORTGAGE
                       PORTFOLIO
                      !!RATINGS       FACE
                      (STANDARD      AMOUNT       VALUE
(CONT'D)              & POOR'S)        (000)      (000)!
--------------------------------------------------------
  (+) 96-3 B YMA
   9/15/27                N/R    $    99,205  $      142
Crown Home Equity Loan
  Trust, Series 96-1 A5
   7.30%, 4/25/27         AAA            125         125
Delta Funding Home
  Equity Loan Trust,
  Series:
  96-1 A7
   7.95%, 6/25/27         AAA          1,245       1,306
  96-2 A5
   8.01%, 10/25/27        AAA            750         792
IMC Home Equity Loan Trust,
  Series 96-3 A7
   8.05%, 8/25/26         AAA          1,125       1,172
--------------------------------------------------------
GROUP TOTAL                                       35,890
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (6.1%)
## Collateralized
  Mortgage Obligation
  Trust,
  Series 86-13 Q Inv Fl
   15.276%, 1/20/03       AAA            202         222
Federal Home Loan
  Mortgage Corporation,
  Series:
  88-17 I PAC-1 (11)
   9.90%, 10/15/19        Agy          2,055       2,246
  88-22 C PAC (11)
   9.50%, 4/15/20         Agy            815         904
  88-23 F PAC-1 (11)
   9.60%, 4/15/20         Agy          1,025       1,138
  89-39 F PAC-2 (11)
   10.00%, 5/15/20        Agy          2,275       2,504
  89-47 F PAC-1 (12) REMIC
   10.00%, 6/15/20        Agy          1,925       2,112
  89-110 F PAC
   8.55%, 1/15/21         Agy            800         854
  90-129 H PAC
   8.85%, 3/15/21         Agy            135         147
  90-164 B12 REMIC
   9.50%, 7/15/21         Agy          4,700       5,194
  90-1007 F Inv Fl
   21.795%, 1/15/20       Agy              3           3
  1364 B Inv Fl IO CMO
   5.679%, 9/15/07        Agy         10,644       1,443
  1364 E Inv Fl IO REMIC
   8.849%, 9/15/07        Agy         12,787       2,761
  1369 S Inv Fl IO REMIC
   3.813%, 9/15/07        Agy         13,437       1,067
  1415 S Inv Fl IO CMO
   18.813%, 11/15/07      Agy            121          56
  1476 S Inv Fl IO
  REMIC PAC
   4.363%, 2/15/08        Agy          1,290         151
  1485 S Inv Fl IO REMIC
   3.913%, 3/15/08        Agy          1,208         107
  1600 SA Inv Fl IO REMIC
   2.313%, 10/15/08       Agy    $    20,384  $    1,127
  1632 SA Inv Fl REMIC
   5.336%, 11/15/23       Agy          2,175       1,813
  1632 SB Inv Fl REMIC
   4.225%, 11/15/23       Agy          9,720       6,216
  1634 SC Inv Fl
   7.194%, 12/15/23       Agy          4,000       3,182
  1680 PB PAC-1 (11)
   5.70%, 6/15/12         Agy          1,395       1,391
  1699 SD Inv Fl IO CMO
   2.313%, 3/15/24        Agy         85,850       6,860
  1709 H PO REMIC
   1/15/24                Agy          1,400         713
  1750 C PD PO REMIC
   3/15/24                Agy          2,107       1,496
  1813 K PO REMIC
   2/15/24                Agy          1,379         949
  1839 A PAC (11) REMIC
   6.50%, 7/15/17         Agy          5,128       5,151
  1844 PC PO REMIC
   3/15/24                Agy          2,524       1,594
  1887 I PO REMIC
   10/15/22               Agy          1,483         995
Federal National
  Mortgage Association,
  Series:
  89-22 G PAC (11)
   10.00%, 5/25/19        Agy          5,540       6,211
  89-92 G PAC (11)
   8.60%, 12/25/04        Agy            750         797
  90-106 J PAC
   8.50%, 9/25/20         Agy          2,077       2,188
  90-118 S Inv Fl
   28.975%, 9/25/20       Agy            444         691
  90-126 S Inv Fl CMO
   19.091%, 10/25/20      Agy          6,027       7,631
  92-89 SQ Inv Fl IO PAC (11)
   3321.956%, 6/25/22     Agy              3         287
  92-186 S Inv Fl IO
   3.363%, 10/25/07       Agy          2,123         182
  93-9 SB Inv Fl IO
   6.796%, 1/25/23        Agy          6,177       2,388
  93-22 S Inv Fl
   9.658%, 9/25/22        Agy            713         659
  93-46 SD Inv Fl
   4.158%, 4/25/23        Agy          8,330       5,308
  93-46 SG Inv Fl
   5.833%, 7/25/22        Agy          2,810       2,132
  93-70 B REMIC
   5.75%, 4/25/16         Agy          5,542       5,485
  93-115 SB Inv Fl
   4.005%, 7/25/23        Agy          4,760       3,450
  93-149 O PO REMIC
   8/25/23                Agy          3,197       2,030
  93-205 G PO REMIC
   9/25/23                Agy         12,640       8,145
  93-235 H PO REMIC
   9/25/23                Agy          5,049       3,950

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         !!RATINGS      FACE
                         (STANDARD    AMOUNT       VALUE
                         & POOR'S)     (000)      (000)!
--------------------------------------------------------
  96-11 V PO REMIC
   9/25/23                Agy    $     6,203  $    4,181
  96-14 PC PO
   12/25/23               Agy          2,395       1,378
  96-25 C PO
   9/25/23                Agy         10,872       7,329
  96-37 H PO REMIC
   8/25/23                Agy            541         402
  96-46 PB PO REMIC
   9/25/23                Agy          2,480       1,660
  96-54 N PO
   7/25/23                Agy          1,784       1,334
  96-54 O PO
   11/25/23               Agy          1,982       1,234
  96-68 SC Inv Fl IO
   2.475%, 1/25/24        Agy          5,950         722
  97-3 E PO
   12/25/23               Agy          1,000         671
  97-7 AE PO REMIC
   2/15/23                Agy            628         453
  97-7 EB PO REMIC
   3/18/27                Agy         22,283      15,808
  97-30 SP Inv Fl REMIC
   3428.187%, 4/25/22     Agy              4         631
  G92-52 SQ Inv Fl IO
  REMIC
   7166.853%, 9/25/22     Agy             46       8,747
  G92-53 S Inv Fl IO
  REMIC
   32.625%, 9/25/22       Agy          5,276       4,373
  282 1 PO
   5/15/24                Agy         42,118      28,863
  287 1 PO
   12/17/07               Agy            273         179
Government National
  Mortgage Association,
  Series:
  96-12 S Inv Fl IO
   2.813%, 6/16/26        Agy         43,063       2,989
  96-13 S Inv Fl IO
   3.65%, 7/16/11         Agy         22,511       1,963
+ Kidder Peabody
  Mortgage Assets Trust,
  Series:
  87 B PO
   4/22/18                Aaa            143         107
  87 B IO
   9.50%, 4/22/18         Aaa            143          43
Morgan Stanley Mortgage Trust,
  Series 88-28 8 PAC
   9.40%, 10/1/18         AAA            417         432
--------------------------------------------------------
GROUP TOTAL                                      187,429
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY
  COLLATERAL SERIES (19.0%)
American Housing Trust,
  Series:
  IV 2 C
   9.553%, 9/25/20        A      $     2,513  $    2,620
  V 1G
   9.125%, 4/25/21        AAA          7,712       8,191
Asset Securitization
  Corp., Series 96-MD6
  A1C
   6.88%, 11/13/26        AAA          1,425       1,452
Bear Stearns Mortgage
  Securities, Inc.,
  Series:
  96-4 AI10
   8.125%, 9/25/27        AAA          9,026       9,417
  96-5 A7
   8.125%, 9/25/27        AAA          8,050       8,400
  96-5 A10
   8.125%, 9/25/27        AAA         10,750      11,217
  96-9 AI11 NAS
   8.00%, 12/25/27        AAA          1,875       1,951
Chase Mortgage Finance Corp.,
  Series:
  sec.++ 93-1 B2
   7.911%, 3/28/24
   (acquired 4/28/95-
   7/30/96, cost $4,077)  AAA          4,227       4,319
  + 93-N A8
   6.75%, 11/25/24        Aaa          4,500       4,260
  + 94-H A7
   7.25%, 6/25/25         Aaa          2,925       2,882
Chemical Mortgage Securities,
  Inc.,
  Series:
  93-1 M
   7.45%, 2/25/23         AA           4,683       4,723
  93-3 M
   7.125%, 7/25/23        AA           5,899       5,896
Citicorp Mortgage Securities,
  Inc.,
  Series:
  + 90-7 A7
   9.50%, 6/25/05         Baa3           290         289
  93-9 A1
   7.00%, 3/25/20         AAA            256         257
  94-7 A5
   6.25%, 4/25/24         AAA          5,975       5,371
  sec.++ 95-2 B1 REMIC
   7.50%, 4/25/25
   (acquired 9/4/97,
   cost $99)              AA              98          99
CMC Securities Corp. IV,
  Series 94-G A4
   7.00%, 9/25/24         AAA          9,810       9,374
Countrywide Funding Corp.,
  Series:
  93-C A11
   6.50%, 1/25/24         AAA         10,877      10,395

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                   ADVISORY MORTGAGE
                       PORTFOLIO
                     !!RATINGS          FACE
                     (STANDARD        AMOUNT       VALUE
(CONT'D)              & POOR'S)        (000)      (000)!
--------------------------------------------------------
  94-12 A10
   7.00%, 5/25/24         AAA    $       855  $      825
  95-4 M
   7.50%, 9/25/25         AA           6,524       6,606
DLJ Mortgage Acceptance
  Corp.,
  Series:
  (+) 97-CF1 A1B
   7.60%, 5/15/30         AAA          8,750       9,275
  (+) 97-CF1 S IO
   1.097%, 5/15/30        AAA         59,966       3,989
  97-CF2 A1B
   6.82%, 10/15/30        AAA         31,425      31,641
First Boston Mortgage
  Securities Corp.,
  Series:
  sec. 92-4 B1
   8.125%, 10/25/22
   (acquired 4/28/95,
   cost $67)              A               74          76
  sec. 93-2 B1
   7.50%, 3/25/33
   (acquired 4/28/95-
   10/30/96, cost
   $2,614)                A            2,854       2,870
  ++ 93-5 B1
   7.30%, 7/25/23         A            1,099       1,098
GE Capital Mortgage
  Services, Inc.,
  Series:
  94-14 A7
   7.50%, 4/25/24         AAA          4,000       3,979
  94-24 A4
   7.00%, 7/25/24         AAA         11,557      11,075
  94-27 A6
   6.50%, 7/25/24         AAA         10,825      10,037
  (+)++ 95-6 B2
   7.00%, 8/25/25         A            3,052       2,996
++ Headlands Mortgage
  Securities, Inc., TBA
  Series 97-5 1A5 NAS
   7.25%, 10/25/27        AAA         14,123      14,137
ICI Funding Corp.,
  Series 97-2 1A8
   8.00%, 7/25/28         AAA         16,250      16,926
Independent National
  Mortgage Corp.,
  Series:
  + 94-O B1
   7.875%, 9/25/24        A2          14,552      15,021
  95-Q A11
   7.40%, 11/25/25        AAA            981         986
  95-U A3
   7.13%, 9/25/24         AAA         11,603      11,501
  95-V A3
   7.12%, 2/25/26         AAA         16,619      16,464
J. P. Morgan Commercial
  Mortgage Finance
  Corp., Series 97-C5 A2
   7.069%, 9/15/29        AAA         26,000      26,566
## Merrill Lynch
  Mortgage Investors,
  Inc.,
  Series 95-C1 IO
   2.188%, 5/25/15        AAA    $     2,123  $      146
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03         AAA         22,720      24,675
PNC Mortgage Securities Corp.,
  Series:
  94-3 A8
   7.50%, 7/25/24         AAA          7,050       7,017
  96-1 B1
   7.50%, 6/25/26         AA           4,461       4,517
Prudential Home Mortgage
  Securities Co., Inc.,
  Series:
  90-5 A3
   9.50%, 5/25/05         AAA             79          79
  (+)+ 92-A B2-4
   7.90%, 4/28/22         A1           1,484       1,452
  + 92-33 B1
   7.50%, 11/15/22        Aa3          1,172       1,139
  sec.+ 93-17 B1
   6.50%, 3/1/23
   (acquired 4/28/95,
   cost $949)             A2           1,020       1,005
  (+)++## 94-A 3B3
   6.803%, 4/28/24        A           10,330       9,991
  (+)++ 94-A B3
   6.802%, 4/28/24        A            8,250       7,964
  sec. 95-2 M
   8.50%, 6/25/25
   (acquired 9/26/95,
   cost $343)             AA             334         352
  95-6 M
   7.50%, 9/25/25         AA           5,311       5,396
Residential Accredit
  Loans, Inc.,
  Series:
  96-QS4 AI 10
   7.90%, 8/25/26         AAA          1,350       1,398
  96-QS7 AI 11
   8.00%, 11/25/26        AAA          1,975       2,044
  96-QS8 A13
   7.75%, 12/25/26        AAA          1,825       1,879
  + 97-QS1 A11
   7.50%, 2/25/27         Aaa          3,950       3,998
  97-QS3 A8
   7.75%, 4/25/27         AAA            175         180
  97-QS4 A7
   7.75%, 5/25/27         AAA         10,650      10,977
  97-QS8 A10
   7.50%, 8/25/27         AAA         11,475      11,662
  + 97-QS9 A8
   7.25%, 9/25/27         Aaa         24,470      24,449
  97-QS10 A7 TBA
   7.25%, 9/15/27         AAA         31,220      31,202
  97-QS12 A8 TBA
   7.25%, 12/25/27        AAA         25,667      25,709

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                      !!RATINGS         FACE
                      (STANDARD       AMOUNT       VALUE
                      & POOR'S)        (000)      (000)!
--------------------------------------------------------
  97-Q52 A8
   7.75%, 3/25/27         AAA    $     8,800  $    9,067
Residential Asset
  Securitization Trust,
  Series:
  96-A5 A9
   7.75%, 9/25/26         AAA          4,750       4,858
  96-A11 A9
   7.75%, 2/25/27         AAA          1,000       1,023
  97-A8 A9
   7.25%, 10/25/27        AAA          8,021       8,024
  97-A8 A10
   7.00%, 10/25/27        AAA         20,068      19,649
  97-A9 A5
   7.25%, 9/15/27         AAA         22,378      22,426
Residential Funding Mortgage
  Securities Co., Inc.,
  Series:
  ++ 93-MZ3 A2
   6.97%, 8/28/23         AA          14,900      14,510
  93-S2 M2
   8.00%, 1/25/23         A              874         894
  93-S27 M2
   7.50%, 6/25/23         A              474         479
  94-S1 A19
   6.75%, 1/25/24         AAA          9,699       9,439
Resolution Trust Corp.,
  Series 92-16 C2
   7.75%, 8/25/25         A            2,686       2,690
Rural Housing Trust,
  Series 87-1 M
   3.33%, 10/1/28         A-          13,661      13,022
Ryland Mortgage
  Securities Corp.,
  Series:
  ## 92-A 1A
   8.265%, 3/29/30        A-           4,616       4,674
  + 93-4 A9
   7.50%, 8/25/24         Aaa         12,020      12,050
  94-7B 4A2
   7.50%, 8/25/25         AAA          1,900       1,905
+ Salomon Brothers
  Mortgage Securities,
  Inc., Series 93-3 B1
   7.20%, 8/25/23         Aa2            573         570
Saxon Mortgage
  Securities Corp.,
  Series 93-8A A6
   7.375%, 9/25/23        AAA            390         387
Securitized Asset Sales,
  Inc., Series 95-3 B1
   7.50%, 10/25/25        A            4,407       4,458
--------------------------------------------------------
GROUP TOTAL                                      584,537
--------------------------------------------------------
COMMERCIAL MORTGAGES (16.7%)
American Southwest
  Financial Securities
  Corp.,
  Series:
  ++ 93-2 A1
   7.30%, 1/18/09         AA     $     7,831  $    7,983
  ++## 93-2 S1 IO
   1.056%, 1/18/09        AA          75,025       3,795
  + 95-C1 A1B
   7.40%, 11/17/04        Aaa         19,350      20,008
Asset Securitization
  Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27         AAA         15,156      15,880
  95-MD4 A1
   7.10%, 8/13/29         AAA         51,641      53,138
  ## 95-MD4 ACS2 IO
   2.381%, 8/13/29        AAA         28,728       5,105
  (+)+ 96-D3 A1C
   7.40%, 10/13/26        Aaa         17,775      18,680
  96-MD6 A1C
   7.04%, 11/13/26        AAA         16,650      17,113
  97-MD7 A1B
   7.41%, 1/13/30         AAA         29,050      30,561
Beverly Finance Corp.
   8.36%, 7/15/04         AA-         10,265      11,052
(+) Carousel Center
  Finance, Inc.,
  Series:
  1 A1
   6.828%, 10/15/07       AA           2,425       2,442
  1 B
   7.188%, 10/15/07       A           16,650      16,956
  1 C
   7.527%, 10/15/07       BBB+         3,983       4,061
CBM Funding Corp.,
  Series 96-1 A3PI
   7.08%, 2/1/13          AA          16,150      16,648
Chase Commercial
  Mortgage Securities
  Corp.,
  Series:
  96-2 A2
   6.90%, 9/19/06         AAA          1,125       1,141
  96-2 B
   6.90%, 10/19/06        AA           1,042       1,050
(+) Creekwood Capital
  Corp.,
  Series 95-1A
   8.47%, 3/16/15         AA           4,499       5,010
(+) Crystal Run
  Properties,
  Series A
   7.393%, 8/15/06        AA          15,775      16,476
CS First Boston Mortgage
  Securities Corp.,
  Series 97-C1 A1C
   7.24%, 6/20/29         AAA         24,625      25,541
(+) CVM Finance Corp.
   7.19%, 3/1/04          AA             920         942

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                   ADVISORY MORTGAGE
                       PORTFOLIO
                     !!RATINGS          FACE
                     (STANDARD        AMOUNT       VALUE
(CONT'D)              & POOR'S)        (000)      (000)!
--------------------------------------------------------
DLJ Mortgage Acceptance
  Corp.,
  Series:
  ## 96-CF1 IO
   0.74%, 3/12/06         AAA    $   175,329  $    6,076
  (+) 96-CF1 A1B
   7.58%, 3/13/28         AAA            950       1,001
  ++## 96-CF2 S IO
   1.643%, 11/12/21       AA          60,726       5,385
  (+) 96-CF2 A1B
   7.29%, 7/15/06         AAA          5,575       5,777
(+) Forum Finance
   7.125%, 5/15/04        AA             875         894
+ GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series 96-C1 X2 IO
   1.926%, 3/15/21        Aaa         79,278       7,401
+ GS Mortgage Securities
  Corp. II,
  Series:
  97-GL A2D
   6.94%, 7/13/30         Aaa         25,350      25,890
  97-GL X1A IO
   0.651%, 7/13/30        Aaa         50,000         711
  97-GL X2 IO
   1.07%, 7/13/30         Aaa         37,510       2,015
+ LB Commercial Conduit
  Mortgage Trust,
  Series 96-C2 A
   7.416%, 10/25/26       Aaa         21,612      22,464
(+) Lakeside Finance
  Corp.
   6.47%, 12/15/00        AA             240         240
(+) Lakewood Mall
  Finance Co.,
  Series 95-C1 A
   7.00%, 8/13/10         AA          12,675      12,915
Merrill Lynch Mortgage
  Investors, Inc.,
  Series:
  96-C1 A3
   7.42%, 4/25/28         AAA          3,775       3,939
  ++ 96-C2 IO
   1.529%, 10/25/26       AA          87,376       7,845
  96-C2 A2
   6.82%, 11/21/28        AAA          8,835       8,945
  97-C1 A3
   7.12%, 6/18/29         AAA         17,000      17,500
+ Midland Realty
  Acceptance Corp.,
  Series:
  96-C2 A1
   7.02%, 1/25/27         Aaa            791         806
  96-C2 A2
   7.233%, 1/25/27        Aaa         14,325      14,822
Mortgage Capital
  Funding, Inc.,
  Series:
  95-MC1 A1B
   7.60%, 5/25/27         AAA         13,298      13,724
+ 97-MC1 A3
   7.288%, 7/20/27        Aaa    $    23,454  $   24,389
++ Nomura Asset
  Securities Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18        AAA          3,935       4,051
  ## 94-MD1 A2
   7.664%, 3/15/18        AA           4,085       4,282
  94-MD1 A3
   8.026%, 3/15/18        A            4,450       4,789
(+) Park Avenue Finance
  Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07         N/R            471         495
(+) Prime Property
  Funding,
   6.633%, 7/23/03        AA          12,827      12,831
+ Salomon Brothers
  Mortgage Securities,
  Series 97-TZH A2
   7.174%, 3/24/22        Aa2         12,550      12,906
Sawgrass Financial,
  Series 93-A1
   6.45%, 1/20/06         AAA            255         256
(+) Stratford Finance
  Corp.
   6.776%, 2/1/04         AA           6,030       6,001
++## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.335%, 2/25/28        AAA        116,635       6,045
  96-CFL X1A IO
   1.483%, 2/25/28        AAA        113,846       3,023
  96-CFL X2 IO
   1.249%, 2/25/28        AAA         28,368         851
--------------------------------------------------------
GROUP TOTAL                                      511,851
--------------------------------------------------------
FINANCE (2.5%)
(+)+ Home Ownership
   Funding, 13.331%
   (Preferred Stock)      Aaa      (1)78,525      76,203
--------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.0%)
sec. Coast Federal,
  Series 84-3
   7.941%, 3/1/06
   (acquired 4/28/95,
   cost $239)             N/R            233         229
sec.## Dedham Savings
  Participation
  Certificate
   8.144%, 5/1/01
   (acquired 7/30/96,
   cost $307)             N/R            309         312
## Fortune Mortgage
  Corp. Participation
  Certificate
   7.812%, 8/1/99         N/R            172         171

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         !!RATINGS      FACE
                         (STANDARD    AMOUNT       VALUE
                         & POOR'S)     (000)      (000)!
--------------------------------------------------------
sec. Great American
  Federal Savings &
  Loan, Series 84-2
   8.595%, 4/1/99
   (acquired 4/28/95,
   cost $16)              N/R    $        17  $       17
sec. Household Bank,
  Series 85-1 CMO
   7.94%, 5/1/02
   (acquired 5/31/95,
   cost $255)             N/R            253         254
sec. Virginia Beach
  Federal Savings & Loan
  Participation
  Certificate
   6.90%, 3/1/01
   (acquired 3/27/97,
   cost $364)             N/R            380         370
--------------------------------------------------------
GROUP TOTAL                                        1,353
--------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (1.3%)
Bank of America,
  Series A
   8.375%, 5/1/07         AAA            917         926
California Federal
  Savings & Loan,
  Series 86-1A
   8.80%, 1/1/14          AA              77          77
DLJ Mortgage Acceptance
  Corp.,
  Series:
  93-MF7 A1
   7.40%, 6/18/03         AAA         11,178      11,448
  93-M10 A2
   7.20%, 7/15/03         AAA          6,334       6,331
First Federal Savings &
  Loan Association,
  Series 92-C
   8.75%, 6/1/06          AA             350         356
sec.## Gemsco Mortgage
  Pass thru Certificate,
  Series 87-A CMO
   8.701%, 11/25/10
   (acquired 4/28/95-
   8/28/97, cost $923)    AA             913         928
Residential Funding Mortgage
  Securities Co., Inc.,
  Series:
  87-S7 A
   9.00%, 8/25/17         AAA             40          42
  90-2 A
   10.50%, 3/25/20        AA              23          23
## Resolution Trust
  Corp.,
  Series 92-5 C
   8.618%, 1/25/26        AA           5,974       6,026
Ryland Acceptance Corp.
  IV,
  Series 79-A
   6.65%, 7/1/11          AA           3,405       3,279
sec. Sears Mortgage
  Securities, Series
  82-3
   10.00%, 11/1/12
   (acquired 4/28/95,
   cost $472)             AA     $       454  $      464
sec. Shearson American
  Express, Series A CMO
   9.625%, 12/1/12
   (acquired 4/28/95-
   8/28/97, cost $374)    AA             365         377
(dd)+ Town & Country
  Funding Corp.,
   5.85%, 8/15/98         Aa2         10,525      10,499
Travelers Mortgage
  Services, Inc.,
  Series 86-3 A
   10.00%, 8/25/16        AA              72          74
--------------------------------------------------------
GROUP TOTAL                                       40,850
--------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES- AGENCY COLLATERAL
  SERIES (3.2%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  13 B IO REMIC
   10.00%, 6/1/20         Agy          2,253         661
  16 B IO REMIC
   10.00%, 6/1/20         Agy          1,155         327
  18 B IO REMIC
   10.00%, 5/1/20         Agy            612         174
  1603 QA PO REMIC
   10/15/23               Agy         15,266       7,010
  1911 C PO
   11/15/23               Agy          5,666       2,918
Federal National
  Mortgage Association,
  Series:
  43-2 IO
   9.50%, 9/1/18          Agy             43          13
  93-146 G PO REMIC
   5/25/23                Agy         15,843      10,382
  93-243 C PO REMIC
   11/25/23               Agy          3,470       2,677
  93-M2 B IO REMIC
   2.575%, 7/25/03        Agy         64,777       3,743
  95-21 C PO REMIC
   5/25/24                Agy         10,117       4,754
  96-34 C PO
   3/25/23                Agy          4,311       2,294
  249 1 PO
   10/25/23               Agy         48,402      31,984
  254 1 PO
   1/1/24                 Agy          7,382       5,289
  260 1 PO
   4/1/24                 Agy          9,904       7,036
  263 1 PO
   5/25/24                Agy         26,851      17,588

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                   ADVISORY MORTGAGE
                       PORTFOLIO
                     !!RATINGS          FACE
                     (STANDARD        AMOUNT       VALUE
(CONT'D)              & POOR'S)        (000)      (000)!
--------------------------------------------------------
First Boston Mortgage
  Securities Corp.,
  Series 87-B IO
   8.985%, 4/25/17        AAA    $       109  $       30
--------------------------------------------------------
GROUP TOTAL                                       96,880
--------------------------------------------------------
U.S. TREASURY SECURITY (0.4%)
U.S. Treasury Strip, PO
   11/15/18               Tsy         55,000      13,897
--------------------------------------------------------
TOTAL FIXED INCOME SECURITIES  (Cost
  $2,878,090)                                  2,935,174
--------------------------------------------------------
STRUCTURED INVESTMENT (0.3%) -- SEE NOTE A7
--------------------------------------------------------
Morgan Guaranty Trust
  Co., 11/20/05; monthly
  payments equal to 1%
  per annum of the
  outstanding notional
  balance, indexed to
  GNMA ARM pools (Cost
  $11,321)                N/R        284,884       8,224
--------------------------------------------------------
INTEREST RATE CAP (0.1%) -- SEE NOTE A6
--------------------------------------------------------
J.P. Morgan and Co.,
  Inc., terminating
  10/15/99, to receive
  on 10/15/99 the
  excess, as measured on
  10/15/98, of 12 month
  LIBOR over 6.34%
  multiplied by the
  notional amount
  (Premium Paid $5,860)   N/R      1,384,500       4,188
--------------------------------------------------------
CASH EQUIVALENTS (16.3%)
--------------------------------------------------------
COMMERCIAL PAPER (11.2%)
American Express Credit
   5.50%, 10/17/97                    35,000      34,914
Associates Corp.
   5.52%, 10/6/97                     50,000      49,962
Atlantic Asset Securitization
  Corp.
   5.57%, 10/16/97                    20,282      20,235
Barclays U.S. Funding Corp.,
   5.52%, 10/8/97                     25,000      24,973
CIT Group Holdings, Inc.
   5.50%, 10/14/97                    50,000      49,901
Commercial Credit Corp.
   5.50%, 10/2/97                     25,000      24,996
   5.50%, 10/27/97                    25,000      24,901
Delaware Funding Corp.
   5.53%, 10/14/97                    50,000      49,900
sec. First Chicago Financial
  Corp.
   5.51%, 10/16/97
   (acquired 9/16/97,
   cost $19,954)                      20,000      19,954
John Deere Capital Corp.
   5.50%, 10/7/97                $    25,000  $   24,977
Societe Generale
   5.52%, 10/17/97                    20,000      19,951
--------------------------------------------------------
GROUP TOTAL                                      344,664
--------------------------------------------------------
AGENCY FLOATING RATE MORTGAGE (1.1%)
## Federal Home Loan
  Mortgage Corporation
   2/15/24                           34,827       34,827
--------------------------------------------------------
DISCOUNT NOTE (1.2%)
Federal National Mortgage
  Association
   10/30/97                          35,000       34,846
--------------------------------------------------------
REPURCHASE AGREEMENT (2.8%)
Chase Securities, Inc. 5.90%,
  dated 9/30/97, due 10/1/97, to
  be repurchased at $86,270,
  collateralized by various U.S.
  Government Obligations, due
  10/1/97-1/29/99, valued at
  $87,069                            86,256       86,256
--------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $500,593)           500,593
--------------------------------------------------------
TOTAL INVESTMENTS (112.3%) (Cost
  $3,395,864)                                  3,448,179
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-12.3%)
Dividends Receivable                               2,617
Interest Receivable                               21,251
Receivable for Investments Sold                    2,803
Receivable for Fund Shares Sold                    2,613
Receivable from Investment Adviser                   253
Receivable for Daily Variation on Futures
  Contracts                                           45
Unrealized Gain on Swap Agreements                    83
Other Assets                                          68
Payable for Investments Purchased               (405,531)
Payable for Administrative Fees                     (201)
Payable for Trustees' Deferred Compensation
  Plan-Note E                                        (55)
Other Liabilities                                   (698)
                                              ----------
                                                (376,752)
--------------------------------------------------------
NET ASSETS (100%)                            $ 3,071,427
--------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------
NET ASSETS
Applicable to 289,902,744 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)               $ 3,071,427
--------------------------------------------------------
NET ASSET VALUE PER SHARE                    $     10.59
--------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                   VALUE
                                                  (000)!
--------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                              $ 2,980,365
Undistributed Net
  Investment Income
  (Loss)                                          20,429
Undistributed Realized Net Gain (Loss)            17,533
Unrealized Appreciation (Depreciation) on:
  Investment Securities                           52,315
  Futures and Swaps                                  785
--------------------------------------------------------
NET ASSETS                                   $ 3,071,427
--------------------------------------------------------

---------------------------------------------------------

sec.   Restricted Security-Total market value of
        restricted securities owned at September 30,
        1997 was $31,626 or 1.0% of net assets.
!      See Note A1 to Financial Statements.
!!     Ratings are unaudited.
(+)    144A security. Certain conditions for public
        sale may exist.
(dd)   A portion of these securities was pledged to
        cover margin requirements for futures
        contracts.
+      Moody's Investor Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
++     Fitch rating. Security is not rated by Standard
        & Poor's Corporation or Moody's Investor
        Service, Inc.
##     Variable or floating rate security-rate
        disclosed is as of September 30, 1997.
(1)    Amount represents shares held by the Portfolio.
CMO    Collateralized Mortgage Obligation
Inv Fl Inverse Floating Rate-Interest rate fluctuates
        with an inverse relationship to an associated
        interest rate. Indicated rate is the effective
        rate at September 30, 1997.
IO     Interest Only
N/R    Not rated by Moody's Investor Service, Inc.,
        Standard & Poor's Corporation or Fitch.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See
        Note A8 to Financial Statements.
YMA    Yield Maintenance Agreement

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                               ADVISORY
                                                                               FOREIGN                   ADVISORY
                                                                               FIXED INCOME              MORTGAGE
                                                                               PORTFOLIO                 PORTFOLIO
                                                                               ------------------------------------------
                                                                                      Year Ended September 30, 1997
(In Thousands)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest +                                                                               $11,076                     $179,957
    Dividends                                                                                     --                        6,495
------------------------------------------------------------------------------------------------------------------------------
       Total Income                                                                           11,076                      186,452
------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                                           $ 713                 $ 9,155
    Less: Waived Fees                                                               (713)         --      (9,155)              --
    Administrative Fee--Note C                                                                   152                        1,954
    Custodian Fee--Note D                                                                         49                          228
    Audit Fee                                                                                     37                           32
    Other Expenses                                                                                32                          477
    Reimbursement of Expenses--Note B                                                             --                        (509)
------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                                            270                        2,182
------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note I                                                                        (5)                       (228)
------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                                              265                        1,954
------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income                                                               10,811                      184,498
------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                                                     (7,466)                      35,014
    Foreign Currency Transactions                                                             23,155                           --
    Futures and Written Floors                                                                 2,567                      (4,425)
------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                                               18,256                       30,589
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                                                        262                       47,073
    Foreign Currency Transactions                                                             (3,018)                          --
    Futures and Swaps                                                                            251                      (3,386)
------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                                                 (2,505)                      43,687
------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                                                     15,751                       74,276
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $26,562                     $258,774
==============================================================================================================================

+ Net of $9 withholding tax for Advisory Foreign Fixed Income Portfolio.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                             STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                   ADVISORY
                                                   FOREIGN                                     ADVISORY
                                                   FIXED INCOME                                MORTGAGE
                                                   PORTFOLIO                                   PORTFOLIO
                                                   -------------------------------------------------------------------
                                                            Year Ended September 30,              Year Ended September 30,
                                                          --------------------------              --------------------------
                                                          1996                  1997                1996               1997
(In Thousands)
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
    Net Investment Income                          $    31,333             $  10,811           $  116,189         $     184,498
    Realized Net Gain (Loss)                            57,997                18,256                2,215                30,589
    Change in Unrealized Appreciation
      (Depreciation)                                   (18,730)               (2,505)              (9,809)               43,687
-------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
       Resulting from Operations                        70,600                26,562              108,595               258,774
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS--Note A10
     Net Investment Income                             (35,248)              (46,240)            (112,093)             (164,543)
     Realized Net Gain                                  (6,574)              (23,578)              (4,475)              (16,800)
     In Excess of Realized Net Gain                         --                  (812)              (3,577)                   --
-------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                             (41,822)              (70,630)            (120,145)             (181,343)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
     Issued                                            349,384               259,262              826,456             1,250,383
     In Lieu of Cash Distributions                      29,798                57,629               87,865               137,342
     Redeemed                                         (709,001)             (414,976)            (371,217)             (368,321)
-------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
        Transactions                                  (329,819)              (98,085)             543,104             1,019,404
-------------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                         (301,041)             (142,153)             531,554             1,096,835
NET ASSETS:
    Beginning of Period                                537,133               236,092            1,443,038             1,974,592
-------------------------------------------------------------------------------------------------------------------------------
    END OF PERIOD                                  $   236,092             $  93,939           $1,974,592         $   3,071,427
===============================================================================================================================
Undistributed net investment income included in end
 of period
 net assets                                        $    37,078             $  17,555           $   11,202         $      20,429
-------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
     Shares Issued                                      31,539                23,853               80,399               120,019
     In Lieu of Cash Distributions                       2,758                 5,964                8,555                13,249
     Shares Redeemed                                   (63,889)              (40,846)             (35,654)              (35,328)
-------------------------------------------------------------------------------------------------------------------------------
                                                       (29,592)              (11,029)              53,300                97,940
===============================================================================================================================

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period

                                                                                   Institutional Class
                                                                 -----------------------------------------------------------
                                                                    October 7,
                                                                     1994** to                    Year Ended September 30,
                                                                 September 30,                    ------------------------
ADVISORY FOREIGN FIXED INCOME PORTFOLIO                                   1995                  1996                    1997!!
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $ 10.00               $ 10.80               $ 11.73
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                 0.74                  0.68                  0.58
    Net Realized and Unrealized Gain (Loss) on Investments                0.44                  1.02                  0.80
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                          1.18                  1.70                  1.38
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                (0.38)                (0.66)                (1.88)
    Realized Net Gain                                                       --                 (0.11)                (0.88)
    In Excess of Realized Net Gain                                          --                    --                 (0.03)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                      (0.38)                (0.77)                (2.79)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         $ 10.80               $ 11.73               $ 10.32
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                            12.12%                16.47%                14.08%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                             $537,133              $236,092               $93,939
    Ratio of Expenses to Average Net Assets (1)                          0.16%*                0.12%                 0.14%
    Ratio of Net Investment Income to Average Net Assets                 7.44%*                6.06%                 5.68%
    Portfolio Turnover Rate                                                96%                  170%                  208%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver               0.38%*                0.38%                 0.38%
    Ratio Including Expense Offsets                                      0.15%*                0.12%                 0.14%
==============================================================================================================================

* Annualized
** Commencement of Operations.
!! Per share amounts for the year ended September 30, 1997, are based on average outstanding shares.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period

                                                                                 Institutional Class
                                                                 -----------------------------------------------------------
                                                                     April 12,
                                                                     1995** to                    Year Ended September 30,
                                                                 September 30,                   -------------------------
ADVISORY MORTGAGE PORTFOLIO                                               1995                   1996                     1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   10.00             $   10.41             $   10.29
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                 0.25                  0.72                  0.75
    Net Realized and Unrealized Gain (Loss) on Investments                0.35                 (0.06)                 0.34
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                          0.60                  0.66                  1.09
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                (0.19)                (0.72)                (0.71)
    Realized Net Gain                                                       --                 (0.03)                (0.08)
    In Excess of Realized Net Gain                                          --                 (0.03)                   --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                      (0.19)                (0.78)                (0.79)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $  10.41              $  10.29              $  10.59
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             6.03%                 6.56%                11.03%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                           $1,443,038            $1,974,592            $3,071,427
    Ratio of Expenses to Average Net Assets (1)                          0.10%*                0.09%                 0.09%
    Ratio of Net Investment Income to Average Net Assets                 6.72%*                7.17%                 7.55%
    Portfolio Turnover Rate                                               110%                  139%                  144%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver               0.49%*                0.39%                 0.40%
    Ratio Including Expense Offsets                                      0.08%*                0.08%                 0.08%
==============================================================================================================================

* Annualized
** Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At September 30, 1997, the Fund was comprised of twenty-four active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios (each referred to as a "Portfolio") only. The financial statements of the remaining portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Short term securities are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

4. FUTURES: Futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. SWAP AGREEMENTS: Each Portfolio may enter into swap agreements to exchange the return generated by one instrument for the return generated by another instrument. The following summarizes swaps entered into by the Portfolios:

    Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

    Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

    Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default.

6. INTEREST RATE FLOOR AND CAP AGREEMENTS: A Portfolio may hold or write interest rate floors or caps to protect itself against fluctuation in interest rates. When a Portfolio writes an interest rate floor, it agrees to make periodic interest payments to the holder of the interest rate floor based on a notional principal amount to the extent that a specified interest index falls below a specified interest rate. When a Portfolio writes an interest rate cap, it agrees to make periodic interest payments to the holder of the interest rate cap based on a notional principal amount to the extent that a specified interest index rises above a specified interest rate. Any premium received by a Portfolio is recorded as a liability and is amortized to interest income over the term of the agreement. Any premium paid by a Portfolio is recorded as an asset and is accreted against interest income over the term of the agreement. Interest rate caps and floors are marked-to-market daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    of Operations. Periodic receipts or payments of interest, if any, are recorded in the interest income account on the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

    Because there is no organized market for these agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Entering into these agreements involves, to varying degrees, elements of interest rate and market risk in excess of the amount recognized in the Statement of Net Assets. Such risks involve the possibility that there may be no liquid market for these agreements and that there may be adverse changes in interest rates or the index underlying these transactions. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received.

7. STRUCTURED INVESTMENTS: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

8. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained in an amount at least equal to these commitments.

9. FOREIGN EXCHANGE AND FORWARD CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

10. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    quarterly for the Advisory Foreign Fixed Income Portfolio and monthly for the Advisory Mortgage Portfolio. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income
    (loss), undistributed realized net gain (loss) and paid in capital.

11. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which can not be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

    Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

B. INVESTMENT ADVISORY FEE: Under the terms of an Investment Advisory Agreement, each Portfolio pays Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley, Dean Witter, Discover & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% of the Portfolio's average daily net assets for the quarter.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios if annual operating expenses exceed 0.15% and 0.08% of average daily net assets of the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios, respectively.

C. ADMINISTRATION FEE: MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Agreement, MAS receives an annual fee, accrued daily and payable monthly of 0.08% of each Portfolio's average daily net assets. Chase Global Funds Services Company ("CGFSC") serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services.

D. CUSTODY: Morgan Stanley Trust Company (NY) ("MSTC"), an affiliate of the Fund, serves as custodian for certain of the Fund's assets held outside of the United States in accordance with a custodian agreement. MSTC is a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

For the year ended September 30, 1997, the Advisory Foreign Fixed Income Portfolio incurred custody fees of $44,000 with MSTC, of which $7,000 was payable to MSTC at September 30, 1997.

E. TRUSTEES' FEES: The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

25% of their fees and may elect to defer payment up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total trustees fees incurred, for the year ended September 30, 1997, by the Portfolios were $47,000.
Expenses for the year ended September 30, 1997 include legal fees paid to Morgan, Lewis & Bockius, LLP in the amount of $48,000. A partner of that firm is secretary to the Fund.

F. PORTFOLIO INVESTMENT ACTIVITY:

1. PURCHASES AND SALES OF SECURITIES. For the year ended September 30, 1997, purchases and sales of investment securities other than temporary cash investments were:

                                             (000)
                                    ------------------------
            Portfolio                Purchases      Sales
----------------------------------  -----------  -----------
Advisory Foreign
  Fixed Income                      $   227,231  $   322,706
Advisory Mortgage                     4,555,784    3,322,148

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION). At September 30, 1997, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                         (000)
                    -----------------------------------------------
     Portfolio         Cost     Appreciation  Depreciation    Net
------------------- ----------  ------------  ------------  -------
Advisory Foreign
  Fixed Income      $   91,346    $    530      $     --    $   530
Advisory Mortgage    3,396,717      64,892       (13,430)    51,462

3. FORWARD FOREIGN CURRENCY CONTRACTS. Under the terms of the forward foreign currency contracts open at September 30, 1997, the Advisory Foreign Fixed Income Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                                  (000)
              ------------------------------------------------------------------------------
                                                                                   Net
              Currency                In                                        Unrealized
                 to                Exchange     Settlement                     Appreciation
              Deliver                For           Date          Value        (Depreciation)
              --------             --------     ----------     ----------     --------------
Sales
FRF            11,700       US$      1,920       10/22/97       US$ 1,975         US$  (55)
DEM            26,455               14,632       10/24/97          14,997             (365)
DKK            32,800                4,762       10/24/97           4,884             (122)
GBP             2,210                3,692       10/24/97           3,561              131
NLG             7,530                3,701       10/24/97           3,790              (89)
DEM            20,620               11,545        12/2/97          11,718             (173)
                                                                               -----------
                                                                                  US$ (673)
                                                                               ===========
             DEM   --    German Mark
             DKK   --    Danish Krone
             FRF   --    French Franc
             GBP   --    British Pound
             NLG   --    Netherlands Guilder
             US$   --    U.S. Dollar

4. FUTURES CONTRACTS. At September 30, 1997, the following Portfolios had futures contracts open:

                                                        Unrealized
                              Aggregate                Appreciation
                   Number of  Face Value  Expiration  (Depreciation)
                   Contracts    (000)        Date         (000)
                   ---------  ----------  ----------  --------------
Purchases:
 ADVISORY FOREIGN
  FIXED INCOME
  German 10 yr.
  Government
   Bond             257       DEM 66,145    Dec-97              US$  541

 ADVISORY MORTGAGE
  U.S. Treasury 2
   yr. Note          1,076    US$ 222,782   Dec-97                   733

Sales:
 ADVISORY MORTGAGE
  90 day
   Eurodollar          691    US$ 162,088  Dec-97 - Mar-01           238

  U.S. Treasury
   10 yr. Note         793    US$ 87,329    Dec-97                  (269)

             DEM   --    German Mark
             US$   --    U.S. Dollar

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. SWAP AGREEMENTS. At September 30, 1997, the following Portfolio had an open Interest Rate Swap Agreement:

                                                  Unrealized
 Notional                                        Appreciation
  Amount                                        (Depreciation)
   (000)                 Description                (000)
--------------------------------------------------------
ADVISORY MORTGAGE
  $230,000    Agreement with Bankers Trust
              Company terminating July 21, 1999
              to pay 1 month LIBOR monthly and
              to receive fixed rate at 6.12%
              semiannually.                           $83
                                                   ===========
LIBOR   --    London Interbank Offer Rate

G. CAPITAL LOSS CARRY FORWARD. At September 30, 1997, the Advisory Foreign Fixed Income Portfolio had $525,000 unused capital losses available for Federal income tax purposes, all of which will expire on September 30, 2005.

H. POST OCTOBER LOSSES. Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 1997, the Advisory Foreign Fixed Income Portfolio may elect to defer capital losses occurring between November 1, 1996 and September 30, 1997 up to the amount of $287,000.

I. EXPENSE OFFSETS. Custodian fees appearing in the Statement of Operations have been adjusted to include expense offsets for custodian balance credits of $5,000 and $228,000 for the Advisory Foreign Fixed Income and the Advisory Mortgage Portfolios, respectively.

J. OTHER. At September 30, 1997, the Advisory Foreign Fixed Income Portfolio's net assets were substantially comprised of foreign denominated securities and currency. The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
MAS Funds

I n our opinion, the accompanying statements of net assets (excluding Standard & Poor's ratings) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Advisory Foreign Fixed Income Portfolio and the Advisory Mortgage Portfolio, each a portfolio of the MAS Funds (hereafter referred to as the "Fund") at September 30, 1997 and the results of their operations, the changes in each of their net assets and their financial highlights for the periods presented in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit incudes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodians and the application of alternative auditing procedures where securities purchased were not yet received by the custodians, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
November 20, 1997

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)
--------------------------------------------------------------------------------

The Advisory Foreign Fixed Income Portfolio hereby designates $1,072,000 as a long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

For the year ended September 30, 1997*, the percentage of income earned from direct U.S. treasury obligations was as follows:

                                                                                    INCOME
                                            PORTFOLIO                               EARNED
                 ---------------------------------------------------------------   --------
                 Advisory Foreign Fixed Income                                       11.7%
                 Advisory Mortgage                                                   11.9

* Amounts for the period ending December 31, 1997 will be provided with form 1099-DIV, to be mailed in January 1998.

SHAREHOLDER MEETINGS: (UNAUDITED)

At two special shareholder meetings held on May 1 and May 12, 1997, the shareholders of Miller Anderson & Sherrerd, LLP (the "Fund") were held for the purpose of voting on the following proposals:

1. To approve an amendment to the investment advisory agreement between the Fund and Miller Anderson & Sherrerd, LLP.

                                                                VOTED        VOTED      ABSTAIN
                                 PORTFOLIO                       FOR        AGAINST      VOTES
                 -----------------------------------------   -----------    -------    ---------
                 Advisory Foreign Fixed Income                 7,816,665       0          76,884
                 Advisory Mortgage                           111,122,185       0       2,161,029

2. To elect the following Trustees to serve the Fund effective May 1, 1997 until such time as their successors have been duly appointed.

                                                                       VOTED
                                                                        FOR        WITHHELD
                                                                    -----------    ---------
                 Thomas L. Bennett                                  532,562,575    2,503,229
                 Thomas P. Gerrity                                  532,791,783    2,274,021
                 Joseph P. Healey                                   532,778,972    2,286,832
                 Joseph J. Kearns                                   532,802,368    2,263,436
                 Vincent R. McLean                                  532,776,415    2,289,389
                 C. Oscar Morong, Jr.                               532,791,627    2,274,177

3. To approve the proposal of the Board of Trustees' selection of Price Waterhouse LLP as the Fund's independent accountants.

                                                                           VOTED        VOTED      ABSTAIN
                                                                            FOR        AGAINST      VOTES
                                                                        -----------    -------    ---------
                                                                        530,883,223    655,873    3,528,115

--------------------------------------------------------------------------------

     [MAS FUNDS LOGO]



MILLER
ANDERSON
& SHERRERD, LLP

One Tower Bridge
West Conshohocken, PA 19428-2899

Investment Adviser: (610) 940-5000
MAS Funds: (800) 354-8185

Printed in U.S.A.

This Report has been prepared for
shareholders and may be distributed to
others only if preceded or accompanied by a current prospectus.